Fair Value Measurements, Derivative Instruments and Hedging Activities - Offsetting Derivative Instruments (Details) - USD ($) $ in Millions	Nov. 30, 2015	Nov. 30, 2014
Fair Value Disclosures [Abstract]
Derivative assets, gross amount	$ 73	$ 78
Derivative assets, gross amounts offset in the Balance Sheet	(44)	(64)
Derivative assets, total net amounts presented in the Balance Sheet	29	14
Derivative assets, gross amounts not offset in the balance sheet	(29)	(14)
Derivative assets, net amount	0	0
Derivative liabilities, gross amount	669	342
Derivative liabilities, gross amounts offset in the Balance Sheet	(44)	(64)
Derivative liabilities, total net amounts presented in the Balance Sheet	625	278
Derivative liabilities, gross amounts not offset in the balance sheet	(29)	(14)
Derivative liabilities, net amount	$ 596	$ 264